BORROWINGS - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Interest expense, net of capitalized and income amounts	$ 117,808	$ 86,840	$ 42,370
Amortization of discount and deferred finance costs	16,358	13,903	8,191
Other	0	56	67
Total finance costs	$ 134,166	$ 100,799	$ 50,628